Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statements of Comprehensive Income (Loss)
Net loss	$ (45,513)	$ (16,521)
Other comprehensive income (loss)
Unrealized gain (loss) on marketable securities	(2)
Other comprehensive income (loss), net of tax	(2)
Comprehensive income (loss), net of tax	$ (45,515)	$ (16,521)